Securities - Schedule of Amortized Cost and Fair Value of Available-for-Sale Debt Securities (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	$ 29,039	$ 33,632	$ 47,532
Available-for-Sale-Securities, Gross Unrealized Gains	1,131	1,417	1,081
Available-for-Sale-Securities, Gross Unrealized Losses	193	117	634
Available-for-Sale-Securities, Estimated Fair Value	29,977	34,932	47,979
Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	24,631	27,723	33,123
Available-for-Sale-Securities, Gross Unrealized Gains	925	1,138	1,022
Available-for-Sale-Securities, Gross Unrealized Losses	151	111	403
Available-for-Sale-Securities, Estimated Fair Value	25,405	28,750	33,742
Municipal Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	4,408	4,408	4,409
Available-for-Sale-Securities, Gross Unrealized Gains	206	279	59
Available-for-Sale-Securities, Gross Unrealized Losses	42	6	198
Available-for-Sale-Securities, Estimated Fair Value	$ 4,572	4,681	4,270
US Treasury Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost		1,501
Available-for-Sale-Securities, Estimated Fair Value		$ 1,501
Mutual Fund [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost			10,000
Available-for-Sale-Securities, Gross Unrealized Losses			33
Available-for-Sale-Securities, Estimated Fair Value			$ 9,967